Average Annual Total Returns - Class K - BlackRock Pennsylvania Municipal Bond Fund - Class K Shares	Sep. 28, 2020
Average Annual Return:
1 Year	6.53%
5 Years	3.42%
10 Years	4.62%
After Taxes on Distributions
Average Annual Return:
1 Year	6.53%
5 Years	3.42%
10 Years	4.62%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.43%
5 Years	3.55%
10 Years	4.57%